Shareholder Fees {- Fidelity Limited Term Municipal Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Limited Term Municipal Income Fund Retail PRO-08 | Fidelity Limited Term Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none